Interests in Other Entities	12 Months Ended
Dec. 31, 2021
Associates and joint ventures [member]
Statement [Line Items]
Interests in Other Entities
16	INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
The summarized financial information of the Group’s principal associates and joint ventures, including the aggregated amounts of assets, liabilities, revenue, profit or loss and the interest held by the Group were as follows:

Name	Country of Incorporation	Registered Capital	Principal Activities	Interest Held
				Direct %	Indirect %
China Oil & Gas Piping Network Corporation (“PipeChina”)	PRC	500,000	Pipeline transport, storage service, import of equipment, import and export of techniques, science and technology research, research and application of informatization, technology consulting, technology service, technology transfer, promotion of technology	29.90	—
China Petroleum Finance Co., Ltd. (“CP Finance”)	PRC	8,331	Deposits, loans, settlement, lending, bills acceptance discounting, guarantee and other banking business	32.00	—
CNPC Captive Insurance Co., Ltd.	PRC	5,000	Property loss insurance, liability insurance, credit insurance and deposit insurance; as well as the application of the above insurance reinsurance and insurance capital business	49.00	—
China Marine Bunker (PetroChina) Co., Ltd.	PRC	1,000	Oil import and export trade and transportation, sale and storage	—	50.00
Mangistau Investment B.V.	Netherlands	USD 131 million	Engages in investing activities, the principle activities of its main subsidiaries are exploration, development and sale of oil and gas.	—	50.00
Trans-Asia Gas Pipeline Co., Ltd.	PRC	5,000	Main contractor, investment holding, investment management, investment consulting, enterprise management advisory, technology development, promotion and technology consulting	—	50.00

Interest in Associates
Summarized financial information in respect of the Group’s principal associates and reconciliation to carrying amount is as follow
s
:

	PipeChina (Note 41)		CP Finance		CNPC Captive Insurance Co., Ltd.
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
	RMB	RMB	RMB	RMB	RMB	RMB
Percentage ownership interest (%)	29.90	29.90	32.00	32.00	49.00	49.00
Current assets	86,335	74,012	415,139	313,741	9,100	11,267
Non-current assets	768,161	655,982	116,765	177,344	2,618	2,956
Current liabilities	136,150	55,562	446,369	404,201	859	4,752
Non-current liabilities	103,243	104,150	8,396	12,617	3,900	2,776

Net assets	615,103	570,282	77,139	74,267	6,959	6,695
Group’s share of net assets	157,346	151,135	24,684	23,765	3,410	3,281
Goodwill	—	—	349	349	—	—

Carrying amount of interest in associates	157,346	151,135	25,033	24,114	3,410	3,281

Summarized statement of comprehensive income and dividends received by the Group are as follow:

	PipeChina (Note 41)		CP Finance			CNPC Captive Insurance Co., Ltd.
	Dec 31, 2021	From Oct 01, 2020 to Dec 31, 2020	Dec 31, 2021	Dec 31, 2020	Dec 31, 2019	Dec 31, 2021	Dec 31, 2020	Dec 31, 2019
	RMB		RMB	RMB	RMB	RMB	RMB	RMB
Revenue	101,572	22,766	12,691	7,954	9,672	1,510	735	712
Profit for the year	29,776	6,444	6,304	7,819	7,810	424	389	349
Other comprehensive income/(loss)	2	—	(606)	(1,603)	1,356	—	—	(1)

Total comprehensive income	29,778	6,444	5,698	6,216	9,166	424	389	348

Group’s share of total comprehensive income	6,846	1,532	1,823	1,989	2,933	207	191	170

Dividends received by the Group	943	—	904	677	1,268	78	74	62

Interest in Joint Ventures
Summarized statement of financial position as included in their own financial statements, adjusted for fair value adjustments and differences in accounting policies in respect of the Group’s principal joint ventures and reconciliation to carrying amount is as follows:

	China Marine Bunker (PetroChina) Co., Ltd.		Mangistau Investment B.V.		Trans-Asia Gas Pipeline Co., Ltd.
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
	RMB	RMB	RMB	RMB	RMB	RMB
Percentage ownership interest (%)	50.00	50.00	50.00	50.00	50.00	50.00
Non-current assets	1,571	1,685	9,927	10,586	44,011	39,809
Current assets	11,305	7,319	2,220	830	1,437	2,886
Including: cash and cash equivalents	2,292	1,343	1,631	74	1,411	739
Non-current liabilities	540	158	2,033	3,008	2,147	2,330
Including: Non-current financial liabilities	—	1	—	848	2,101	2,330
Current liabilities	9,997	5,927	872	575	483	235
Including: Current financial liabilities excluding trade and other payables	5,810	3,267	—	—	—	—

Net assets	2,339	2,919	9,242	7,833	42,818	40,130

Net assets attributable to owners of the Company	1,952	2,672	9,242	7,833	42,818	40,130
Group’s share of net assets	976	1,336	4,621	3,917	21,409	20,065

Carrying amount of interest in joint ventures	976	1,336	4,621	3,917	21,409	20,065

Summarized statement of comprehensive income as included in their own financial statements, adjusted for fair value adjustments and differences in accounting policies and dividends received by the Group is as follows:

	China Marine Bunker (PetroChina) Co., Ltd.			Mangistau Investment B.V.			Trans-Asia Gas Pipeline Co., Ltd.
	2021	2020	2019	2021	2020	2019	2021	2020	2019
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Revenue	58,210	36,695	42,116	11,543	8,152	15,104	17	18	23
Depreciation, depletion and amortization	(190)	(195)	(81)	(1,002)	(1,048)	(883)	(57)	(38)	(37)
Interest income	11	16	23	3	4	2	31	42	51
Interest expense	(72)	(60)	(88)	(141)	(160)	(158)	(56)	(58)	(57)
Income tax expense	(56)	(57)	(92)	(846)	(293)	(925)	—	1	—
Net (loss)/profit	(610)	185	142	2,114	362	2,818	4,067	3,060	4,070
Total comprehensive ( loss ) / income	(691)	140	169	1,874	(650)	2,978	3,508	(3,007)	7,940

Group’s share of total comprehensive (loss)/ income	(344)	46	85	937	(325)	1,489	1,754	(1,504)	3,970

Dividends received by the Group	29	—	—	233	539	1,115	410	—	175

Dividends received or receivable from associates and joint ventures were RMB 4,715 in 2021 (2020: RMB 4,517, 2019: RMB 4,432).
In 2021, investments in associates and joint ventures of RMB 489 (2020: RMB 1,687, 2019: RMB 119) were disposed of, resulting in a loss of RMB 4(2020: a loss of RMB 5, 2019: a gain of RMB 238
) which was included in other income.
In 2021, the share of profit and other comprehensive income in all individually immaterial associates and joint ventures accounted for using equity method in aggregate was loss of RMB 1
，
423(2020: loss of RMB 2,468, 2019: profit of RMB 2,207) and profit of RMB 622 (2020: profit of RMB 3,631, 2019: profit of RMB 2,098), respectively.

Subsidiaries [member]
Statement [Line Items]
Interests in Other Entities

18	SUBSIDIARIES
The principal subsidiaries of the Group are:

Company Name	Country of Incorporation	Registered Capital	Type of Legal Entity	Attributable Equity Interest %	Voting Rights %	Principal Activities
Daqing Oilfield Company Limited	PRC	47,500	Limited liability company	100.00	100.00	Exploration, production and sale of crude oil and natural gas

CNPC Exploration and Development Company Limited (i)	PRC	16,100	Limited liability company	50.00	57.14	Exploration, production and sale of crude oil and natural gas outside the PRC

PetroChina Hong Kong Limited	Hong Kong	HKD 7,592 million	Limited liability company	100.00	100.00	Investment holding. The principal activities of its subsidiaries, associates and joint ventures are the exploration, production and sale of crude oil in and outside the PRC as well as natural gas sale and transmission in the PRC

PetroChina International Investment Company Limited	PRC	31,314	Limited liability company	100.00	100.00
Investment holding. The
principal activities of its
subsidiaries, associates and joint ventures are the exploration, development and production of crude
oil, natural gas, oil sands and coalbed methane outside the PRC

PetroChina International Company Limited	PRC	18,096	Limited liability company	100.00	100.00	Marketing of refined products and trading of crude oil and petrochemical products, storage, investment in refining, chemical engineering, storage facilities, service station, and transportation facilities and related business in and outside the PRC

PetroChina Sichuan Petrochemical Company Limited	PRC	10,000	Limited liability company	90.00	90.00	Engaged in oil refining, petrochemical, chemical products production, sales, chemical technology development, technical transfer and services

KunLun Energy Company Limited (ii)	Bermuda	HKD 160 million	Limited liability company	54.38	54.38	Investment holding. The principal activities of its principal subsidiaries, associates and joint ventures are the sales of natural gas, sales of liquefied petroleum gas and liquefied natural gas processing and terminal business in the PRC and the exploration and production of crude oil and natural gas in the PRC, the Republic of Kazakhstan, the Sultanate of Oman, the Republic of Peru, the Kingdom of Thailand and the Republic of Azerbaijan.

(i)
The Company consolidated the financial statements of the entity because it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity.

(ii)	Kunlun Energy Co., Ltd. is a company listed on The Stock Exchange of Hong Kong Limited.

Summarized financial information in respect of the Group’s principal subsidiaries with significant non-controlling
interests is as follows:

	CNPC Exploration and Development Company Limited		PetroChina Sichuan Petrochemical Company Limited
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
	RMB	RMB	RMB	RMB
Percentage ownership interest (%)	50.00	50.00	90.00	90.00
Current assets	15,596	16,046	3,973	4,278
Non-current assets	184,486	182,392	25,317	26,371
Current liabilities	11,282	21,820	3,876	5,382
Non-current liabilities	30,293	22,566	382	486

Net assets	158,507	154,052	25,032	24,781

Summarized statement of comprehensive income is as follows:

	CNPC Exploration and Development Company Limited			PetroChina Sichuan Petrochemical Company Limited

	2021	2020	2019	2021	2020	2019
	RMB	RMB	RMB	RMB	RMB	RMB
Revenue	42,730	33,312	47,096	48,493	35,319	49,858
Net profit	8,413	6,006	14,126	3,383	520	544
Total comprehensive income/(loss)	5,231	(6,972)	17,879	3,383	520	544
Profit attributable to non-controlling interests	4,837	3,311	8,274	338	52	54
Dividends paid to non-controlling interests	1,485	1,498	1,923	307	12	19
Summarized statement of cash flows is as follows:

	CNPC Exploration and Development Company Limited			PetroChina Sichuan Petrochemical Company Limited

	2021	2020	2019	2021	2020	2019
	RMB	RMB	RMB	RMB	RMB	RMB
Net cash inflow from operating activities	13,320	5,681	17,780	2,666	5,119	3,413
Net cash (outflow) / inflow from investing activities	(5,191)	(16,187)	(17,306)	(231)	(380)	537
Net cash (outflow) / inflow from financing activities	(8,531)	7,410	(1,118)	(3,995)	(3,186)	(4,035)
Effect of foreign exchange rate changes on cash and cash equivalents	(15)	(776)	220	—	—	—

Net (decrease) / increase in cash and cash equivalents	(417)	(3,872)	(424)	(1,560)	1,553	(85)
Cash and cash equivalents at the beginning of the year	9,202	13,074	13,498	1,561	8	93

Cash and cash equivalents at the end of the year	8,785	9,202	13,074	1	1,561	8